REVENUE RECOGNITION (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE RECOGNITION [Abstract]
REVENUE RECOGNITION
NOTE 12 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue
Brand revenue	$248	$152	$438	$284
Retail revenue	6,336	5,652	12,510	10,729
Total Revenue	$6,584	$5,804	$12,948	$11,013
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Retail revenue
United States	$6,159	$5,652	$12,112	$10,718
Canada	177	—	398	11
Brand revenue
United States	248	152	438	284
	$6,584	$5,804	$12,948	$11,013
Revenues by geography are generally based on the country of the Company’s contracting entity. Total United States revenue was approximately 97% of total revenue for the three and six months ended June 30, 2022 and 100% for the three and six months ended June 30, 2021, respectively.
As of June 30, 2022 and December 31, 2021, approximately 75% and 99% of our long-lived assets were attributable to operations in the United States.
Contract Assets (Deferred Cost)
Contract assets consisted of the following as of (in thousands):
	June 30, 2022	December 31, 2021
Contract assets consisted of the following as of:
Deferred sales commissions	$324	$364
Contract liabilities consisted of the following as of (in thousands):

	June 30, 2022	December 31, 2021
Contract liabilities consisted of the following as of:
Deferred revenue retail	$256	$231
Deferred set-up revenues	91	101
Deferred brands	80	118
Contract liabilities	$427	$450
The movement in the contract liabilities during the six months ended June 30, 2022 and the year ended December 31, 2021, comprised the following (in thousands):

	June 30, 2022	December 31, 2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$450	$560
Amounts invoiced during the period	8,988	13,512
Less revenue recognized during the period	(9,011)	(13,622)
Contract liabilities at end of the period	$427	$450

NOTE 5 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):
	December 31
	2021	2020
Revenue
Brand revenue	$654	$241
Retail revenue	23,370	14,942
Total Revenue	$24,024	$15,183
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	December 31
	2021	2020
Retail revenue
United States	$23,180	$14,942
Canada	190	—
Brand revenue
United States	654	241
	$24,024	$15,183
Revenues by geography are generally based on the country of the SpringBig contracting entity. Total United States revenue was approximately 99% and 100% of total revenue for the year ended December 31, 2021 and 2020 respectively.
During the year ended December 31, 2021 and 2020, approximately 99% and 100% of our long-lived assets were attributable to operations in the United States.
Contract Assets (Deferred Cost)
Contract assets consisted of the following as of:
	December 31
	2021	2020
Deferred sales commissions	$364	$266
Contract Liabilities (Deferred Revenue)
Contract liabilities consisted of the following as of:
	December 31
	2021	2020
Deferred revenue retail	$231	$468
Deferred set-up revenues	101	92
Deferred brands	118	—
Contract liabilities	$450	$560
The movement in the contract liabilities during each year comprised the following:
	December 31
	2021	2020
Contract liabilities at start of the year	$560	$323
Amounts invoiced during the year	13,512	8,970
Less revenue recognized during the year	(13,622)	(8,733)
Contract liabilities at end of the year	$450	$560